Form N-1A Cover	Jun. 18, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED FUND VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 18, 2026
Prospectus Date	Jun. 22, 2026